Distribution Date:	08/17/26	CSAIL 2019-C15 Commercial Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	3650 REIT Loan Servicing LLC, a Delaware limited liability
			company
Mortgage Loan Detail (Part 1)	13-14		General Contact	(305) 901-1000
Mortgage Loan Detail (Part 2)	15-16		2977 McFarlane Road,, Suite 300, | Miami , FL 33133 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	22945DAA1	2.987700%	11,856,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	22945DAC7	3.450500%	64,072,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	22945DAE3	3.779200%	133,800,000.00	133,079,173.19	0.00	419,110.68	0.00	0.00	419,110.68	133,079,173.19	33.80%	30.00%
A-4	22945DAG8	4.052900%	345,226,000.00	345,226,000.00	0.00	1,165,972.05	0.00	0.00	1,165,972.05	345,226,000.00	33.80%	30.00%
A-SB	22945DAJ2	3.902600%	25,521,000.00	9,472,525.94	573,807.34	30,806.23	0.00	0.00	604,613.57	8,898,718.60	33.80%	30.00%
A-S	22945DAQ6	4.254300%	62,194,000.00	62,194,000.00	0.00	220,493.28	0.00	0.00	220,493.28	62,194,000.00	25.35%	22.50%
B	22945DAS2	4.475700%	37,316,000.00	37,316,000.00	0.00	139,179.35	0.00	0.00	139,179.35	37,316,000.00	20.28%	18.00%
C	22945DAU7	5.158415%	39,390,000.00	39,390,000.00	0.00	169,324.97	0.00	0.00	169,324.97	39,390,000.00	14.93%	13.25%
D	22945DAY9	3.000000%	26,536,000.00	26,536,000.00	0.00	66,340.00	0.00	0.00	66,340.00	26,536,000.00	11.32%	10.05%
E-RR	22945DBB8	5.158415%	19,073,000.00	19,073,000.00	0.00	81,988.71	0.00	0.00	81,988.71	19,073,000.00	8.73%	7.75%
F-RR	22945DBD4	5.158415%	20,731,000.00	20,731,000.00	0.00	89,115.92	0.00	0.00	89,115.92	20,731,000.00	5.92%	5.25%
G-RR	22945DBF9	5.158415%	9,329,000.00	9,329,000.00	0.00	40,102.38	0.00	0.00	40,102.38	9,329,000.00	4.65%	4.13%
NR-RR*	22945DBH5	5.158415%	34,207,166.00	34,207,166.00	0.00	81,591.40	0.00	0.00	81,591.40	34,207,166.00	0.00%	0.00%
R	22945DBJ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			829,251,166.00	736,553,865.13	573,807.34	2,504,024.97	0.00	0.00	3,077,832.31	735,980,057.79

X-A	22945DAL7	1.151557%	642,669,000.00	549,971,699.13	0.00	527,769.66	0.00	0.00	527,769.66	549,397,891.79
X-B	22945DAN3	0.332128%	76,706,000.00	76,706,000.00	0.00	21,230.16	0.00	0.00	21,230.16	76,706,000.00
X-D	22945DAW3	2.158415%	26,536,000.00	26,536,000.00	0.00	47,729.75	0.00	0.00	47,729.75	26,536,000.00
Notional SubTotal			745,911,000.00	653,213,699.13	0.00	596,729.57	0.00	0.00	596,729.57	652,639,891.79

Deal Distribution Total					573,807.34	3,100,754.54	0.00	0.00	3,674,561.88

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	22945DAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	22945DAC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	22945DAE3	994.61265463	0.00000000	3.13236682	0.00000000	0.00000000	0.00000000	0.00000000	3.13236682	994.61265463
A-4	22945DAG8	1,000.00000000	0.00000000	3.37741668	0.00000000	0.00000000	0.00000000	0.00000000	3.37741668	1,000.00000000
A-SB	22945DAJ2	371.16593942	22.48373261	1.20709337	0.00000000	0.00000000	0.00000000	0.00000000	23.69082599	348.68220681
A-S	22945DAQ6	1,000.00000000	0.00000000	3.54525002	0.00000000	0.00000000	0.00000000	0.00000000	3.54525002	1,000.00000000
B	22945DAS2	1,000.00000000	0.00000000	3.72974997	0.00000000	0.00000000	0.00000000	0.00000000	3.72974997	1,000.00000000
C	22945DAU7	1,000.00000000	0.00000000	4.29867911	0.00000000	0.00000000	0.00000000	0.00000000	4.29867911	1,000.00000000
D	22945DAY9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	22945DBB8	1,000.00000000	0.00000000	4.29867928	0.00000000	0.00000000	0.00000000	0.00000000	4.29867928	1,000.00000000
F-RR	22945DBD4	1,000.00000000	0.00000000	4.29867927	0.00000000	0.00000000	0.00000000	0.00000000	4.29867927	1,000.00000000
G-RR	22945DBF9	1,000.00000000	0.00000000	4.29867939	0.00000000	0.00000000	0.00000000	0.00000000	4.29867939	1,000.00000000
NR-RR	22945DBH5	1,000.00000000	0.00000000	2.38521367	1.91346573	21.01724504	0.00000000	0.00000000	2.38521367	1,000.00000000
R	22945DBJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	22945DAL7	855.76198499	0.00000000	0.82121537	0.00000000	0.00000000	0.00000000	0.00000000	0.82121537	854.86913448
X-B	22945DAN3	1,000.00000000	0.00000000	0.27677313	0.00000000	0.00000000	0.00000000	0.00000000	0.27677313	1,000.00000000
X-D	22945DAW3	1,000.00000000	0.00000000	1.79867915	0.00000000	0.00000000	0.00000000	0.00000000	1.79867915	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	419,110.68	0.00	419,110.68	0.00	0.00	0.00	419,110.68	0.00
A-4	07/01/26 - 07/30/26	30	0.00	1,165,972.05	0.00	1,165,972.05	0.00	0.00	0.00	1,165,972.05	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	30,806.23	0.00	30,806.23	0.00	0.00	0.00	30,806.23	0.00
X-A	07/01/26 - 07/30/26	30	0.00	527,769.66	0.00	527,769.66	0.00	0.00	0.00	527,769.66	0.00
X-B	07/01/26 - 07/30/26	30	0.00	21,230.16	0.00	21,230.16	0.00	0.00	0.00	21,230.16	0.00
X-D	07/01/26 - 07/30/26	30	0.00	47,729.75	0.00	47,729.75	0.00	0.00	0.00	47,729.75	0.00
A-S	07/01/26 - 07/30/26	30	0.00	220,493.28	0.00	220,493.28	0.00	0.00	0.00	220,493.28	0.00
B	07/01/26 - 07/30/26	30	0.00	139,179.35	0.00	139,179.35	0.00	0.00	0.00	139,179.35	0.00
C	07/01/26 - 07/30/26	30	0.00	169,324.97	0.00	169,324.97	0.00	0.00	0.00	169,324.97	0.00
D	07/01/26 - 07/30/26	30	0.00	66,340.00	0.00	66,340.00	0.00	0.00	0.00	66,340.00	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	81,988.71	0.00	81,988.71	0.00	0.00	0.00	81,988.71	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	89,115.92	0.00	89,115.92	0.00	0.00	0.00	89,115.92	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	40,102.38	0.00	40,102.38	0.00	0.00	0.00	40,102.38	0.00
NR-RR	07/01/26 - 07/30/26	30	650,689.05	147,045.63	0.00	147,045.63	65,454.24	0.00	0.00	81,591.40	718,940.39
Totals			650,689.05	3,166,208.77	0.00	3,166,208.77	65,454.24	0.00	0.00	3,100,754.54	718,940.39

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,674,561.88
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,183,061.39	Master Servicing Fee	9,672.86
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,391.16
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	317.13
ARD Interest	0.00	Operating Advisor Fee	1,243.14
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	228.33
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,183,061.39	Total Fees	16,852.62

Principal		Expenses/Reimbursements
Scheduled Principal	573,807.34	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	49,673.76
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,780.49
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	573,807.34	Total Expenses/Reimbursements	65,454.25

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,100,754.54
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	573,807.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,674,561.88
Total Funds Collected	3,756,868.73	Total Funds Distributed	3,756,868.75

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	736,553,865.99	736,553,865.99	Beginning Certificate Balance	736,553,865.13
(-) Scheduled Principal Collections	573,807.34	573,807.34	(-) Principal Distributions	573,807.34
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	735,980,058.65	735,980,058.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	736,750,498.17	736,750,498.17	Ending Certificate Balance	735,980,057.79
Ending Actual Collateral Balance	736,191,894.19	736,191,894.19

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.86)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.86)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.16%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	7,431,400.99	1.01%	20	5.0238	NAP	Defeased	2	7,431,400.99	1.01%	20	5.0238	NAP
$9,999,999.99 and less		13	90,809,625.21	12.34%	26	5.0251	1.790868	1.24 or less	8	147,558,131.92	20.05%	28	5.2239	0.552159
$10,000,000 to $19,999,999		11	171,098,548.73	23.25%	26	5.0916	1.481798	1.25 to 1.49	7	97,135,290.43	13.20%	26	5.1753	1.337408
$20,000,000 to $29,999,999		8	188,305,387.87	25.59%	27	5.0204	1.863006	1.5 to 1.74	5	124,097,167.43	16.86%	26	5.3133	1.614477
	$30,000,000 to							1.75 to 1.99	5	109,061,448.16	14.82%	28	4.8798	1.838085
		4	164,025,295.07	22.29%	27	4.9324	1.961639
	$49,999,999.99							2.0 to 2.49	8	184,815,000.00	25.11%	28	4.7531	2.165350
	$50,000,000 or more	2	114,309,800.78	15.53%	29	5.0237	0.893036	2.5 or more	5	65,881,619.72	8.95%	25	4.7449	2.708286
	Totals	40	735,980,058.65	100.00%	27	5.0184	1.630682	Totals	40	735,980,058.65	100.00%	27	5.0184	1.630682
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	7,431,400.99	1.01%	20	5.0238	NAP
							Defeased	3	7,431,400.99	1.01%	20	5.0238	NAP
Arizona	1	13,850,111.74	1.88%	17	4.7100	1.300000
							Industrial	1	22,830,137.15	3.10%	25	5.3200	1.660000
Arkansas	1	1,976,959.75	0.27%	29	5.1400	1.370000
							Lodging	14	183,722,971.82	24.96%	28	5.2994	1.237674
California	6	102,801,408.16	13.97%	26	5.0035	1.946352
							Mixed Use	3	112,308,909.78	15.26%	28	4.9268	1.785505
Florida	6	152,168,958.32	20.68%	28	4.9800	1.640656
							Multi-Family	5	61,232,111.74	8.32%	24	4.8058	2.023673
Georgia	4	9,008,570.48	1.22%	27	5.0005	1.337424
							Office	10	188,562,732.73	25.62%	28	4.8465	1.823394
Illinois	8	49,721,385.32	6.76%	26	4.7402	2.020147
							Retail	29	159,891,794.31	21.73%	27	5.0009	1.608984
Iowa	1	3,509,370.00	0.48%	27	4.5500	2.020000
							Totals	65	735,980,058.65	100.00%	27	5.0184	1.630682
Michigan	1	22,830,137.15	3.10%	25	5.3200	1.660000
Missouri	1	31,997,305.86	4.35%	27	4.9968	1.030000
Nebraska	1	22,561,448.24	3.07%	27	5.2100	1.940000
Nevada	1	21,797,709.62	2.96%	27	5.4150	1.320000
New Mexico	1	2,039,324.00	0.28%	27	4.5500	2.020000
New York	6	113,259,541.10	15.39%	28	4.8176	2.014379
North Carolina	3	24,894,500.87	3.38%	27	5.1745	2.237405
Ohio	5	5,231,034.10	0.71%	26	4.8303	1.503173
Oregon	1	54,309,800.78	7.38%	30	5.3040	(0.120000)
Pennsylvania	3	1,923,013.00	0.26%	27	4.5500	2.020000
South Carolina	1	8,541,073.69	1.16%	25	5.1000	2.800000
Tennessee	1	3,035,078.00	0.41%	27	4.5500	2.020000
Texas	6	40,812,306.84	5.55%	29	5.2856	2.073298
Virginia	1	14,286,137.63	1.94%	29	5.3500	0.770000
Washington	1	24,035,022.87	3.27%	25	5.0600	1.270000
Wisconsin	2	3,958,460.00	0.54%	27	4.5500	2.020000
Totals	65	735,980,058.65	100.00%	27	5.0184	1.630682

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	7,431,400.99	1.01%	20	5.0238	NAP	Defeased	2	7,431,400.99	1.01%	20	5.0238	NAP
	4.7499% or less	7	160,000,111.74	21.74%	26	4.5681	2.188074	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	10	176,236,017.16	23.95%	28	4.8282	1.766437	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	10	107,353,046.32	14.59%	27	5.1270	1.836944	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% to 5.4999%	9	264,690,256.60	35.96%	28	5.3265	1.139843	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% or more	2	20,269,225.84	2.75%	29	5.6272	1.505140	49 months or greater	38	728,548,657.66	98.99%	27	5.0184	1.634505
	Totals	40	735,980,058.65	100.00%	27	5.0184	1.630682	Totals	40	735,980,058.65	100.00%	27	5.0184	1.630682
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	7,431,400.99	1.01%	20	5.0238	NAP	Defeased	2	7,431,400.99	1.01%	20	5.0238	NAP
	84 months or less	38	728,548,657.66	98.99%	27	5.0184	1.634505	Interest Only	15	329,747,000.00	44.80%	28	4.7705	2.101310
	85 months or more	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	23	398,801,657.66	54.19%	27	5.2234	1.248530
	Totals	40	735,980,058.65	100.00%	27	5.0184	1.630682	301 to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	40	735,980,058.65	100.00%	27	5.0184	1.630682
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	7,431,400.99	1.01%	20	5.0238	NAP			No outstanding loans in this group
Underwriter's Information		1	25,000,000.00	3.40%	25	4.7500	2.340000
	12 months or less	37	703,548,657.66	95.59%	27	5.0279	1.609436
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	735,980,058.65	100.00%	27	5.0184	1.630682
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	30315611	LO	Tigard	OR	Actual/360	5.304%	248,343.98	64,154.63	0.00	N/A	02/06/29	--	54,373,955.41	54,309,800.78	08/06/26
4	30315613	MU	New York	NY	Actual/360	4.530%	175,549.78	0.00	0.00	N/A	02/08/29	--	45,000,000.00	45,000,000.00	08/08/26
5	30315614	MU	North Miami	FL	Actual/360	5.265%	196,430.91	52,479.00	0.00	N/A	11/05/28	--	43,326,365.91	43,273,886.91	08/07/26
6	30315615	LO	Carmel Valley	CA	Actual/360	5.347%	192,470.43	50,358.28	0.00	N/A	10/05/28	--	41,801,766.44	41,751,408.16	08/05/26
8	30315616	MF	Brooklyn	NY	Actual/360	4.532%	132,691.39	0.00	0.00	N/A	08/05/28	--	34,000,000.00	34,000,000.00	08/05/26
10	30315617	LO	San Antonio	TX	Actual/360	5.350%	128,073.06	0.00	0.00	N/A	01/06/29	--	27,800,000.00	27,800,000.00	08/06/26
12	30315620	IN	Temperance	MI	Actual/360	5.320%	104,587.39	0.00	0.00	N/A	09/05/28	--	22,830,137.15	22,830,137.15	08/05/26
13	30315621	OF	Rolling Meadows	IL	Actual/360	4.750%	102,256.94	0.00	0.00	N/A	09/06/28	--	25,000,000.00	25,000,000.00	03/06/25
14	30315622	OF	Culver City	CA	Actual/360	4.660%	100,319.44	0.00	0.00	N/A	01/05/29	--	25,000,000.00	25,000,000.00	08/05/26
16	30315623	RT	Las Vegas	NV	Actual/360	5.415%	101,769.59	27,597.93	0.00	N/A	11/05/28	--	21,825,307.55	21,797,709.62	08/05/26
17	30315625	OF	Syracuse	NY	Actual/360	5.400%	97,222.51	30,525.75	0.00	N/A	01/05/29	--	20,908,066.85	20,877,541.10	08/05/26
18	30315626	LO	Various	Various	Actual/360	5.255%	80,574.47	42,331.79	0.00	N/A	08/05/28	--	17,805,967.04	17,763,635.25	08/05/26
19	30315627	RT	Deland	FL	Actual/360	5.096%	83,692.59	27,621.42	0.00	N/A	12/05/28	--	19,073,294.69	19,045,673.27	08/05/26
20	30315628	RT	Glendora	CA	Actual/360	4.900%	78,059.72	0.00	0.00	N/A	10/05/28	--	18,500,000.00	18,500,000.00	08/05/26
21	30315629	MF	Mesa	AZ	Actual/360	4.710%	56,274.03	24,727.26	0.00	N/A	01/05/28	--	13,874,839.00	13,850,111.74	08/05/26
22	30315630	OF	Norfolk	VA	Actual/360	5.350%	65,905.42	19,531.88	0.00	N/A	01/06/29	--	14,305,669.51	14,286,137.63	12/06/25
23	30315631	MF	Brooklyn	NY	Actual/360	5.600%	64,530.98	0.00	0.00	N/A	01/06/29	--	13,382,000.00	13,382,000.00	08/06/26
24	30315632	LO	Concord	NC	Actual/360	5.210%	55,237.63	21,724.40	0.00	N/A	01/05/29	--	12,312,270.43	12,290,546.03	08/05/26
25	30315633	LO	Fayetteville	NC	Actual/360	5.100%	41,199.15	26,700.42	0.00	N/A	09/05/28	--	9,381,209.79	9,354,509.37	08/05/26
27	30315635	LO	Walterboro	SC	Actual/360	5.100%	37,616.61	24,378.65	0.00	N/A	09/05/28	--	8,565,452.34	8,541,073.69	08/05/26
28	30315636	RT	Oak Lawn	IL	Actual/360	4.850%	34,820.39	13,727.26	0.00	N/A	10/05/28	--	8,337,438.58	8,323,711.32	08/05/26
29	30315637	OF	Warrenville	IL	Actual/360	4.780%	35,048.69	0.00	0.00	N/A	02/01/29	--	8,515,000.00	8,515,000.00	08/01/26
30	30315638	LO	Fort Worth	TX	Actual/360	5.680%	33,740.68	11,142.18	0.00	N/A	02/01/29	--	6,898,368.02	6,887,225.84	08/01/26
31	30315639	OF	Beverly Hills	CA	Actual/360	4.470%	27,521.54	0.00	0.00	N/A	01/05/28	--	7,150,000.00	7,150,000.00	08/05/26
32	30315640	RT	Oakland	CA	Actual/360	5.085%	28,461.88	0.00	0.00	N/A	11/05/28	--	6,500,000.00	6,500,000.00	08/05/26
33	30315641	LO	Various	Various	Actual/360	5.140%	22,301.54	13,857.78	0.00	N/A	01/05/29	--	5,038,630.48	5,024,772.70	08/05/26
34	30315642	SS	Various	Various	Actual/360	5.195%	19,321.26	5,374.83	0.00	N/A	09/05/28	--	4,319,075.07	4,313,700.24	08/05/26
35	30315643	RT	Jackson	CA	Actual/360	4.860%	16,321.50	0.00	0.00	N/A	01/01/29	--	3,900,000.00	3,900,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
36	30315644	RT	Greenfield	IN	Actual/360	4.787%	12,878.41	6,505.14	0.00	N/A	10/05/27	--	3,124,205.89	3,117,700.75	08/05/26
11A3	30315618	MU	Seattle	WA	Actual/360	5.060%	80,677.89	27,421.02	0.00	N/A	09/06/28	--	18,515,900.15	18,488,479.13	08/06/26
11A4	30315619				Actual/360	5.060%	24,203.37	8,226.30	0.00	N/A	09/06/28	--	5,554,770.27	5,546,543.97	08/06/26
15A2	30315272	RT	Gretna	NE	Actual/360	5.210%	64,687.88	17,771.44	0.00	N/A	11/01/28	--	14,418,695.85	14,400,924.41	08/01/26
15A4	30315274				Actual/360	5.210%	36,656.46	10,070.49	0.00	N/A	11/01/28	--	8,170,594.24	8,160,523.75	08/01/26
1A1	30315701				Actual/360	4.770%	246,450.00	0.00	0.00	N/A	01/06/29	--	60,000,000.00	60,000,000.00	08/06/26
1A3	30315610	OF	Orlando	FL	Actual/360	4.770%	82,150.00	0.00	0.00	N/A	01/06/29	--	20,000,000.00	20,000,000.00	08/06/26
7A1	30315539	Various Various		Various	Actual/360	4.550%	97,951.39	0.00	0.00	N/A	11/01/28	--	25,000,000.00	25,000,000.00	08/01/26
7A4	30315542				Actual/360	4.550%	39,180.56	0.00	0.00	N/A	11/01/28	--	10,000,000.00	10,000,000.00	08/01/26
9A2A2	30315473	RT	St Louis	MO	Actual/360	4.997%	82,266.60	28,388.08	0.00	N/A	11/01/28	--	19,119,429.35	19,091,041.27	07/01/26
9A2A4	30315475				Actual/360	4.997%	41,133.30	14,194.04	0.00	N/A	11/01/28	--	9,559,714.66	9,545,520.62	07/01/26
9A2A5	30315476				Actual/360	4.997%	14,482.03	4,997.37	0.00	N/A	11/01/28	--	3,365,741.32	3,360,743.95	07/01/26
Totals							3,183,061.39	573,807.34	0.00				736,553,865.99	735,980,058.65
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	2,605,006.92	92,968.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	30,959,292.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,540,629.90	1,239,970.24	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,405,306.22	5,650,799.08	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	30,687,102.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,892,985.63	956,656.76	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,467,118.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	05/11/26	8,106,925.08	390,463.02	68,799.12	1,316,868.53	0.00	0.00
14	2,681,612.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,218,186.99	755,092.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,720,305.10	503,128.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,680,827.00	1,509,195.02	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,011,136.42	482,138.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,955,469.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,302,144.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	892,708.53	0.00	--	--	05/12/26	3,591,988.71	49,087.52	68,726.69	634,168.25	0.00	0.00
23	1,083,850.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,854,135.75	3,075,037.44	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,571,534.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,293,560.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	761,029.51	200,716.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	909,230.22	868,914.12	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	859,124.48	1,042,863.58	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	853,318.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	620,633.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	714,467.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	713,924.70	614,692.92	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A3	8,074,871.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	8,074,871.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	10,481,150.20	2,410,534.45	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15A4	10,481,150.20	2,410,534.45	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A1	10,321,569.00	2,417,078.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	10,321,569.00	2,417,078.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	5,248,072.83	1,280,584.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	5,248,072.83	1,280,584.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2A2	16,976,028.00	0.00	--	--	--	0.00	0.00	110,592.94	110,592.94	0.00	0.00
9A2A4	16,976,028.00	0.00	--	--	--	0.00	0.00	55,296.47	55,296.47	0.00	0.00
9A2A5	16,976,028.00	0.00	--	--	--	0.00	0.00	19,468.53	19,468.53	0.00	0.00
Totals	226,434,053.50	29,208,569.41				11,698,913.79	439,550.54	322,883.75	2,136,394.72	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	2	39,286,137.63	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.018447%	4.991882%	27
07/17/26	0	0.00	0	0.00	2	39,305,669.51	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.018595%	4.992025%	28
06/17/26	0	0.00	0	0.00	2	39,327,231.24	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.018757%	4.992181%	29
05/15/26	0	0.00	0	0.00	2	39,346,574.67	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.018903%	4.992322%	30
04/17/26	0	0.00	0	0.00	2	39,367,954.84	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.019063%	4.992476%	31
03/17/26	0	0.00	1	14,387,111.52	1	25,000,000.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.019157%	4.992568%	32
02/18/26	1	14,412,576.49	0	0.00	1	25,000,000.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.019365%	4.992769%	33
01/16/26	0	0.00	0	0.00	1	25,000,000.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.019522%	4.992920%	34
12/17/25	0	0.00	0	0.00	1	25,000,000.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.019680%	4.993071%	35
11/18/25	0	0.00	0	0.00	1	25,000,000.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.019851%	4.993237%	36
10/20/25	0	0.00	0	0.00	1	25,000,000.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.020007%	4.993386%	37
09/17/25	0	0.00	0	0.00	1	25,000,000.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.020176%	4.993550%	38
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	30315621	03/06/25	16	6	68,799.12	1,316,868.53	0.00	25,000,000.00	04/25/23	98		09/30/24
22	30315630	12/06/25	7	6	68,726.69	634,168.25	156,383.34	14,450,393.68	12/19/25	98
9A2A2	30315473	07/01/26	0	B	110,592.94	110,592.94	0.00	19,119,429.35	04/08/26	98
9A2A4	30315475	07/01/26	0	B	55,296.47	55,296.47	0.00	9,559,714.66	04/08/26	98
9A2A5	30315476	07/01/26	0	B	19,468.53	19,468.53	0.00	3,365,741.32	04/08/26	98
Totals					322,883.75	2,136,394.72	156,383.34	71,495,279.01
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		75,881,448	75,881,448	0		0
25 - 36 Months		660,098,611	620,812,473	14,286,138		25,000,000
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	735,980,059	696,693,921	0	0	39,286,138	0
Jul-26	736,553,866	697,248,196	0	0	39,305,670	0
Jun-26	737,180,936	697,853,704	0	0	39,327,231	0
May-26	737,749,273	698,402,698	0	0	39,346,575	0
Apr-26	738,371,071	699,003,117	0	0	39,367,955	0
Mar-26	738,807,196	699,420,084	0	14,387,112	25,000,000	0
Feb-26	739,585,437	700,172,861	14,412,576	0	25,000,000	0
Jan-26	740,181,373	715,181,373	0	0	25,000,000	0
Dec-25	740,774,591	715,774,591	0	0	25,000,000	0
Nov-25	741,424,963	716,424,963	0	0	25,000,000	0
Oct-25	742,012,513	717,012,513	0	0	25,000,000	0
Sep-25	742,657,424	717,657,424	0	0	25,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9A2A2	30315473	19,091,041.27	19,119,429.35	465,600,000.00	09/24/18	16,299,561.33	1.03000	09/30/25	11/01/28	270
9A2A4	30315475	9,545,520.62	9,559,714.66	465,600,000.00	09/24/18	16,299,561.33	1.03000	09/30/25	11/01/28	270
9A2A5	30315476	3,360,743.95	3,365,741.32	465,600,000.00	09/24/18	16,299,561.33	1.03000	09/30/25	11/01/28	270
13	30315621	25,000,000.00	25,000,000.00	72,800,000.00	07/01/25	11,054,173.79	2.34000	--	09/06/28	I/O
22	30315630	14,286,137.63	14,450,393.68	20,900,000.00	10/02/18	784,929.53	0.77000	12/31/25	01/06/29	270
Totals		71,283,443.47	71,495,279.01	1,490,500,000.00		60,737,787.31

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9A2A2	30315473	RT	MO	04/08/26	98

8/11/2026 - The loan transferred 04/08/26 due to Imminent Monetary Default after Borrower failed to remit funds sufficient for the full April 2026 cash management waterfall to be completed. The loan sponsor communicated that it is unwilling to contribute additional capital to the collateral property without a significant restructuring of the debt. The Special Servicer is negotiating the terms of a cooperation agreement that allows for the funding of operating expenses from cash management while the sponsor markets the property for sale, and provides lender access to the brokerage team in order to closely evaluate all offers received. The Special Servicer will bring an ASR outlining the key terms of the cooperation

	agreement in the near term.

9A2A4	30315475	Various	Various	04/08/26	98

8/11/2026 - The loan transferred 04/08/26 due to Imminent Monetary Default after Borrower failed to remit funds sufficient for the full April 2026 cash management waterfall to be completed. The loan sponsor communicated that it is unwilling to contribute additional capital to the collateral property without a significant restructuring of the debt. The Special Servicer is negotiating the terms of a cooperation agreement that allows for the funding of operating expenses from cash management while the sponsor markets the property for sale, and provides lender access to the brokerage team in order to closely evaluate all offers received. The Special Servicer will bring an ASR outlining the key terms of the cooperation

	agreement in the near term.

9A2A5	30315476	Various	Various	04/08/26	98

8/11/2026 - The loan transferred 04/08/26 due to Imminent Monetary Default after Borrower failed to remit funds sufficient for the full April 2026 cash management waterfall to be completed. The loan sponsor communicated that it is unwilling to contribute additional capital to the collateral property without a significant restructuring of the debt. The Special Servicer is negotiating the terms of a cooperation agreement that allows for the funding of operating expenses from cash management while the sponsor markets the property for sale, and provides lender access to the brokerage team in order to closely evaluate all offers received. The Special Servicer will bring an ASR outlining the key terms of the cooperation

	agreement in the near term.

13	30315621	OF	IL	04/25/23	98

8/11/2026 - Lender is actively monitoring receiver's management and evaluates certain operational and leasing requests for approval, which to date includes a variety of new leasing and extensions of existing tenants, and has most recently included a new 27k SF lease currently being considered. Given the passage of time since the appointment of the receiver and duration of the ongoing foreclosure litigation, a foreclosure may be necessitated by the courts, however, lender is evaluating future marketing efforts or an imminent foreclosure. A status hearing with the court in connection with the receivership is to occur on 8/20/2026, and as of 6/30/2026, the property is approximately 39% occupied.

22	30315630	OF	VA	12/19/25	98

8/11/2026 - The Loan transferred into special servicing on 12/19/2025 in connection with an imminent default related to operational cash flow constraints stemming from low occupancy. The property is currently ~64% occupied and the lender is trapping all c ash flow. A notice of default and acceleration were sent to Borrower. In addition, Lender has filed a Motion to Appoint a Receiver which was entered on 6/15/26, with Transwestern appointed as Receiver. The special servicer is

	gathering diligence in order to evaluate all strategies and potential resolution scenarios that maximize recovery for the trust.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	30315611	0.00	5.30400%	0.00	5.30400%	8	02/22/22	06/30/20	03/14/22
23	30315631	14,000,000.00	5.60000%	13,500,000.00 5.60000%		8	03/02/23	03/06/23	03/15/23
Totals		14,000,000.00		13,500,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9A2A2	0.00	0.00	4,115.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9A2A4	0.00	0.00	2,057.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9A2A5	0.00	0.00	724.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,381.94	0.00	0.00	33,133.40	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	16,540.36	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,780.49	0.00	0.00	49,673.76	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		65,454.25

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "US Risk Retention Special Notices" tab for the CSAIL 2019-C15 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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